BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 9,234	$ 4,712
Marketable securities (Note 3)		2,273
Other current assets	31	165
Investment in BioCancell (Note 5)	243	3,033
Total current assets	9,508	10,183
Total assets	9,508	10,183
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES: (Note 10a)	171	302
Total current liabilities	171	302
COMMITMENTS AND CONTINGENT LIABILITIES (Note 6)
SHAREHOLDERS' EQUITY (Note 7):
Share capital - Ordinary shares of NIS 0.1 par value - Authorized: 16,666,667 shares at December 31, 2011 and 2012; Issued: 10,095,912 at December 31, 2011 and 10,345,912 at 2012; Outstanding: 8,648,861 at December 31, 2011 and 8,898,861 at December 31, 2012.
Additional paid-in capital	146,653	146,601
Treasury shares, at cost, 1,447,051 Ordinary shares at December 31, 2011 and 2012	(1,065)	(1,065)
Accumulated other comprehensive income		4
Accumulated deficit	(136,251)	(135,659)
Total shareholders' equity	9,337	9,881
Total liabilities and shareholders' equity	$ 9,508	$ 10,183